Note 17 - Financial Risk Management (Details Textual) - Equity investments [member] $ in Millions	Dec. 31, 2021 USD ($)
Equity price risk [member]
Statement Line Items [Line Items]
Maximum capital allocation to investments	$ 70
Credit risk [member]
Statement Line Items [Line Items]
Investment, interest rate	8.00%